Stockholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Equity [Abstract]
Summary of Stock Option Activity

The following is a summary of stock option activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	300,000	$8.00	2.00	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding, June 30, 2019	300,000	$8.00	1.50	$-
Exercisable, June 30, 2019	300,000	$8.00	1.50	$-

The following is a summary of stock option activity:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2016	450,000	$1.00	2.00	$-
Granted	300,000	$8.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2017	750,000	$3.80	1.80	$3,150,000

Granted	-
Forfeited	(450,000)	1.00
Exercised	-
Outstanding, December 31, 2018	300,000	$8.00	2.00	$
Exercisable, December 31, 2018	300,000	$8.00	2.00	$

Schedule of Options Outstanding by Exercise Price Range	The exercise price for options outstanding at June 30, 2019:
Outstanding		Exercisable
Number of Options	Exercise Price	Number of Options	Exercise Price
300,000	$8.00	$300,000	8.00
300,000		300,000
The exercise price for options outstanding at December 31, 2018:
Outstanding		Exercisable
Number of	Exercise	Number of	Exercise
Options	Price	Options	Price
300,000	$8.00	$300,000	8.00
300,000		300,000

Summary of Warrant Activity

The following is a summary of warrant activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000
Granted	-
Forfeited	-
Exercised	-
Outstanding, June 30, 2019	1,500,000	$4.00	3.94	$6,000,000
Exercisable, June 30, 2019	1,500,000	$4.00	3.94	$6,000,000

The following is a summary of warrant activity:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Warrants	Exercise	Contractual	Intrinsic
	Outstanding	Price	Life	Value
Outstanding, December 31, 2017	-
Granted	1,500,000	$4.00
Forfeited	-
Exercised	-
Outstanding, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000
Exercisable, December 31, 2018	1,500,000	$4.00	4.44	$6,000,000

Schedule of Warrants Outstanding by Exercise Price Range	The exercise price for warrants outstanding at June 30, 2019:
Outstanding and Exercisable
Number of Warrants	Exercise Price
1,500,000	$4.00
1,500,000
The exercise price for warrants outstanding at December 31, 2018:
Outstanding and Exercisable
Number of	Exercise
Warrants	Price
1,500,000	$4.00
1,500,000